Income Taxes (Detail) (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Deferred Tax Liability Not Recognized [Line Items]
U.S. statutory federal income tax rate	$ 6,256,000	$ 6,019,000	$ 25,316,000	$ 18,806,000	$ 23,389,000
Amount of foreign taxes at less than U.S. statutory federal income tax rate	(2,034,000)	(3,794,000)	(13,602,000)	(9,189,000)	(11,373,000)
U.S. and foreign losses with no tax benefit	1,430,000	1,785,000	4,899,000	5,826,000	1,291,000
U.S. restructuring and other U.S. charges with no benefit	539,000	473,000	3,010,000	1,704,000	1,029,000
U.S. income with no tax	(2,091,000)	0	0	2,361,000	(2,380,000)
Establishment (resolution) of uncertain tax positions	49,000	56,000	(121,000)	(84,000)	1,718,000
Other	337,000	29,000	(960,000)	309,000	244,000
Provision (benefit) for U.S. and foreign income taxes	4,486,000	4,568,000	18,542,000	19,733,000	13,918,000
U.S. statutory federal income tax rate percentage	35.00%	35.00%	35.00%	35.00%	35.00%
Amount of foreign taxes at less than U.S. statutory federal income tax rate percentage	(11.40%)	(22.10%)	(18.80%)	(17.10%)	(17.00%)
U.S. and foreign losses with no tax benefit percentage	8.00%	10.40%	6.80%	10.80%	1.90%
U.S. restructuring and other U.S. charges with no benefit percentage	3.00%	2.80%	4.20%	3.20%	1.50%
U.S. income with no tax percentage	(11.70%)	0.00%	0.00%	4.40%	(3.60%)
Establishment (resolution) of uncertain tax positions percentage	0.30%	0.30%	(0.20%)	(0.20%)	2.60%
Other percentage	1.90%	0.20%	(1.30%)	0.60%	0.40%
Provision (benefit) for U.S. and foreign income taxes percentage	25.10%	26.60%	25.70%	36.70%	20.80%
Total unrecognized tax benefits that would impact effective tax rate	2,800,000		3,000,000
Accrued interest and penalties on unrecognized tax benefits	900,000		900,000
Ending balance	3,600,000		3,845,000	4,986,000	6,877,000
U.S.			(2,426,000)	(8,334,000)	(4,637,000)
Foreign			74,758,000	62,066,000	71,464,000
Income from continuing operations before taxes			72,332,000	53,732,000	66,827,000
U.S.			435,000	214,000	228,000
Foreign			19,794,000	23,210,000	22,927,000
Total current tax expense (benefit)			20,229,000	23,424,000	23,155,000
U.S.			589,000	213,000	16,000
Foreign			(2,276,000)	(3,904,000)	(9,253,000)
Total deferred tax expense (benefit)			(1,687,000)	(3,691,000)	(9,237,000)
Pensions			20,890,000	12,751,000
Inventory reserves			1,549,000	1,136,000
Bad debt reserves			1,337,000	1,040,000
Accruals			7,095,000	4,831,000
Postretirement benefits other than pensions			6,185,000	5,293,000
Depreciation			2,733,000	2,036,000
Foreign net operating loss carryforwards			16,417,000	14,396,000
Foreign tax credit carryforwards			502,000	28,111,000
Alternative minimum tax carryforwards			3,893,000	4,452,000
Interest carryforwards			3,214,000	10,113,000
Other			17,929,000	13,898,000
Gross deferred tax assets			81,744,000	98,057,000
Valuation allowance			(21,716,000)	(23,252,000)
Total deferred tax assets			60,028,000	74,805,000
Depreciation			(19,897,000)	(17,232,000)
Intangibles			(25,927,000)	(25,465,000)
Unremitted foreign earnings			0	(26,050,000)
Other			(1,554,000)	(1,245,000)
Gross deferred tax liabilities			(47,378,000)	(69,992,000)
Net deferred tax assets (liabilities)			12,650,000	4,813,000
State and Local net operating loss carryforwards			1,300,000
Tax effect of temporary differences included in prepaid expense and other current assets			8,400,000	5,700,000
Tax effect of temporary differences included in deferred charges			29,300,000	22,000,000
Tax effect of temporary differences included in other accrued liabilities			1,200,000	1,700,000
Beginning balance	3,845,000	4,986,000	4,986,000	6,877,000	4,716,000
Decreases related to prior year tax positions			(576,000)	(1,165,000)	(390,000)
Increases related to prior year tax positions			0	11,000	2,360,000
Increases related to current year tax positions			512,000	308,000	627,000
Settlements			(38,000)	(1,077,000)	0
Lapse of statute of limitations			(1,040,000)	(228,000)	4,000
Foreign currency impact			1,000	260,000	(440,000)
Undistributed earnings of certain foreign subsidiaries			442,600,000
Tax Credit Carryforward to Expire in 2019 [Member]
Deferred Tax Liability Not Recognized [Line Items]
Foreign tax credit carryforwards			3,700,000
Tax Credit Carryforward Reduced by Unrealized Stock Compensation Attributes [Member]
Deferred Tax Liability Not Recognized [Line Items]
Foreign tax credit carryforwards			3,200,000
Tax Credit Carryforward Utilized During Year [Member]
Deferred Tax Liability Not Recognized [Line Items]
Foreign tax credit carryforwards			27,600,000
Recorded For The Expected Tax Impact Of A Future Distribution [Member]
Deferred Tax Liability Not Recognized [Line Items]
Valuation allowance				25,500,000
Unremitted foreign earnings				(25,500,000)
Foreign Tax Authority [Member]
Deferred Tax Liability Not Recognized [Line Items]
Operating loss carryforwards			50,400,000
State and Local Jurisdiction [Member]
Deferred Tax Liability Not Recognized [Line Items]
Operating loss carryforwards			$ 33,500,000